DERIVATIVE FINANCIAL INSTRUMENTS 6 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivative Credit Risk Related Contingent Features [Line Items]
Derivative, Net Liability Position, Aggregate Fair Value	$ 3	$ 8
Additional Collateral Aggregate Fair Value	3
San Diego Gas and Electric Company and Subsidiary [Member]
Derivative Credit Risk Related Contingent Features [Line Items]
Derivative, Net Liability Position, Aggregate Fair Value	3	6
Additional Collateral Aggregate Fair Value	$ 3